Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Dividend Incomes from the Equity Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	₩ 3,070	₩ 699
From the equity securities held	145,884	85,826
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	2,211	0
From the equity securities held	10,491	3,597
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	124	0
From the equity securities held	19,479	19,724
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	496	0
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	735	699
From the equity securities held	₩ 115,418	₩ 62,505